PARENT ONLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2024
PARENT ONLY FINANCIAL INFORMATION
PARENT ONLY FINANCIAL INFORMATION

28   PARENT ONLY FINANCIAL INFORMATION

The following condensed parent company financial information of GDS Holdings has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and the consolidated VIEs. As of December 31, 2024, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of GDS Holdings, except for those, which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets

	As of December 31,
	2023	2024
Assets

Current assets
Cash	223,533	1,498,062
Restricted cash	—	27,316
Loans and amounts due from subsidiaries and consolidated VIEs, current	1,082,359	—
Other current assets	4,676	27,594
Total current assets	1,310,568	1,552,972
Non-current assets
Long-term investments in equity investees	—	7,537,604
Investment, loans and amounts due from subsidiaries and consolidated VIEs, non-current	27,417,363	24,778,969
Other non-current assets	73	61
Total non-current assets	27,417,436	32,316,634

Total assets	28,728,004	33,869,606

Liabilities, Mezzanine Equity and Shareholders’ Equity
Current liabilities
Short-term borrowings	—	1,435,924
Convertible bonds payable, current	—	575
Accounts payable	3,810	1,066
Accrued expenses and other payables	134,090	121,090
Due to subsidiaries	197,112	195,666
Total current liabilities	335,012	1,754,321
Non-current liabilities
Convertible bonds payable	8,434,766	8,576,583
Total non-current liabilities	8,434,766	8,576,583
Total liabilities	8,769,778	10,330,904

Mezzanine equity
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2023 and 2024; Redemption value of RMB1,064,766 and RMB1,080,656 as of December 31, 2023 and 2024, respectively; Liquidation preference of RMB1,064,766 and RMB1,080,656 as of December 31, 2023 and 2024, respectively)	1,064,766	1,080,656
Total mezzanine equity	1,064,766	1,080,656

Shareholders’ equity
Ordinary shares (US$0.00005 par value; 3,500,000,000 shares authorized as of December 31, 2023 and 2024; 1,480,842,655 and 1,511,590,567 Class A ordinary shares issued and outstanding as of December 31, 2023 and 2024, respectively; 43,590,336 Class B ordinary shares issued and outstanding as of December 31, 2023 and 2024)	516	527
Additional paid-in capital	29,337,095	29,596,268
Accumulated other comprehensive loss	(974,393)	(1,094,377)
Accumulated deficit	(9,469,758)	(6,044,372)
Total shareholders’ equity	18,893,460	22,458,046

Commitments and contingencies

Total liabilities, mezzanine equity and shareholders’ equity	28,728,004	33,869,606

Condensed Statements of Operations

	Years ended December 31,
	2022	2023	2024

Net revenue	13,852	6,776	6,952
Cost of revenue	(102,565)	(121,592)	(97,174)
Gross loss	(88,713)	(114,816)	(90,222)

Operating expenses
Selling and marketing expenses	(42,647)	(45,242)	(25,444)
General and administrative expenses	(232,832)	(230,744)	(238,611)
Research and development expenses	(5,294)	(9,546)	(9,207)
Loss from operations	(369,486)	(400,348)	(363,484)

Other income (expenses):
Interest income	5,593	62,606	63,429
Interest expenses	(207,510)	(261,152)	(321,923)
Equity in loss of subsidiaries and consolidated VIEs	(697,277)	(3,700,241)	(441,777)
Gain on disposal of subsidiaries	—	—	4,475,539
Others, net	(210)	9,933	15,046
(Loss) income before income taxes	(1,268,890)	(4,289,202)	3,426,830

Income tax expenses	—	(851)	(1,444)
Net (loss) income	(1,268,890)	(4,290,053)	3,425,386

Condensed Statements of Comprehensive (Loss) Income

	Years ended December 31,
	2022	2023	2024

Net (loss) income	(1,268,890)	(4,290,053)	3,425,386
Other comprehensive loss:
Foreign currency translation adjustments, net of nil tax	(249,174)	(126,033)	(23,008)
Defined benefit plan, net of nil tax	—	—	(19)
Amounts reclassified from accumulated other comprehensive loss	—	—	(96,957)
Comprehensive (loss) income	(1,518,064)	(4,416,086)	3,305,402

Condensed Statements of Cash Flows

	Years ended December 31,
	2022	2023	2024

Operating activities:
Net cash used in operating activities	(68,391)	(68,805)	(274,168)

Investing activities:
Investment, loans and advances paid to subsidiaries	(6,312,513)	(1,285,317)	(1,448,353)
Repayment of loans from subsidiaries	—	—	1,656,369
Net cash (used in) provided by investing activities	(6,312,513)	(1,285,317)	208,016

Financing activities:
Proceeds from short-term borrowings	4,218,790	—	1,420,720
Repayment of short-term borrowings	(6,555,105)	(1,042,785)	—
Payment of issuance cost and commitment cost of debts	(26,465)	(78,989)	(17,759)
Proceeds from issuance of convertible bonds	3,917,036	3,926,667	—
Repayment of convertible bonds	—	(2,128,311)	—
Payment of redeemable preferred shares dividends	(51,578)	(53,923)	(54,169)
Net cash provided by financing activities	1,502,678	622,659	1,348,792

Effect of exchange rate changes on cash and restricted cash	425,800	173,878	19,205

Net (decrease) increase in cash and restricted cash	(4,452,426)	(557,585)	1,301,845
Cash and restricted cash at beginning of year	5,233,544	781,118	223,533

Cash and restricted cash at end of year	781,118	223,533	1,525,378

Supplemental disclosures of cash flow information
Interest paid	143,847	144,095	272,345
Income tax paid	—	854	1,446
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	13,719	12,914	16,929